S000001470 [Member] Investment Objectives and Goals - BATS: Mortgage Total Return Series	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Fund Overview Key Facts About BATS: Mortgage Total Return Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The investment objective of the BATS: Mortgage Total Return Series (formerly known as “BATS: Series M Portfolio”) (the “Fund”) is to seek to maximize total return, consistent with income generation and prudent investment management.